FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company's financial instruments that are measured at fair value on a recurring basis:

	December 31, 2016
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$667,662	$—	$—	$667,662
Time deposits	—	79,000	—	79,000
Treasury discount notes	24,991	—	—	24,991
Commercial paper	—	123,640	—	123,640
Marketable securities:
Commercial paper	—	49,797	—	49,797
Treasury discount notes	34,974	—	—	34,974
Corporate debt securities	—	4,571	—	4,571
Total	$727,627	$257,008	$—	$984,635

Liabilities:
Contingent consideration arrangements	$—	$—	$(33,871)	$(33,871)

	December 31, 2015
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$601,848	$—	$—	$601,848
Time deposits	—	125,038	—	125,038
Commercial paper	—	302,418	—	302,418
Marketable securities:
Corporate debt securities	—	27,578	—	27,578
Equity security	11,622	—	—	11,622
Long-term investments:
Auction rate security	—	—	4,050	4,050
Marketable equity security	7,542	—	—	7,542
Total	$621,012	$455,034	$4,050	$1,080,096

Liabilities:
Contingent consideration arrangements	$—	$—	$(33,873)	$(33,873)

Schedule of Changes in Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents the changes in the Company's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	For the Year Ended
	December 31, 2016		December 31, 2015
	Auction Rate Security	Contingent Consideration Arrangements	Auction Rate Security	Contingent Consideration Arrangements
	(In thousands)
Balance at January 1	$4,050	$(33,873)	$6,070	$(30,140)
Total net gains (losses):
Included in earnings:
Fair value adjustments	—	(2,555)	—	15,461
Foreign currency exchange gains	—	—	—	626
Included in other comprehensive income (loss)	5,950	(1,571)	(2,020)	1,872
Fair value at date of acquisition	—	(185)	—	(27,442)
Settlements	—	2,180	—	5,750
Proceeds from sale	(10,000)	—	—	—
Other	—	2,133	—	—
Balance at December 31	$—	$(33,871)	$4,050	$(33,873)

Carrying Value and Fair Value of Financial Instruments
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes:

	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Current portion of long-term debt	$(20,000)	$(20,311)	$(40,000)	$(39,850)
Long-term debt, net of current portion	(1,582,484)	(1,657,861)	(1,726,954)	(1,761,601)